Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases
9.	Leases

As of June 30, 2026, the Company had the following non-cancellable lease contract.

Description of the lease	Lease term
Office premises	2 to 5 years

(a) Amount recognized in the consolidated balance sheet:

Operating lease right -of-use assets, net was as follows as of June 30, 2026 and December 31, 2025:

	As of June 30, 2026	As of December 31, 2025
	In thousands of USD
Right-of-use assets	$302	$554
Lease liabilities, current	$127	$211
Lease liabilities, non-current	177	343
Total operating lease liabilities	$304	$554

(b) A summary of lease cost recognized in the Company’ unaudited condensed consolidated statements of loss and comprehensive loss is as follows:

	For the six months ended June 30,
	2026	2025
	In thousands of USD
Amortization of right-of-use assets	$86	$60
Interest of lease liabilities	$14	$16

Maturity analysis of operating lease liabilities of June 30, 2026 is as follows:

Operating lease payment	In thousands of USD
Within one year	136
One to three years	168
Three to five years	14
Total future minimum lease payments	$318
Less: imputed interest	(14)
Total	304